Equity (Details) - USD ($)														6 Months Ended
		Jun. 02, 2026	May 28, 2026	Jan. 18, 2026	Jan. 21, 2025	Jan. 10, 2025	Dec. 31, 2024	Dec. 24, 2024	Dec. 12, 2024	Dec. 10, 2024	Nov. 21, 2024	Dec. 04, 2023	Jan. 10, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 18, 2026	Dec. 31, 2025	Feb. 03, 2025
Equity [Line Items]
Voting rights														one
Ordinary shares, shares issued	[1]													36,019			836
Reverse stock split, description														The number of shares as above have taken into consideration the reverse stock split effected on February 11, 2025, May 6, 2025, August 4, 2025, December 1, 2025, January 26, 2026, March 16, 2026, July 6, 2026, September 1, 2026, October 12, 2026, and October 23, 2026 at an exchange ratio of one (1) share for twenty (20) shares, one (1) share for ten (10) shares, one (1) share for five (5) shares, one (1) share for five (5) shares, one (1) share for three (3) shares, one (1) share for four (4) shares, one (1) share for three (3) shares, one (1) share for three (3) shares, one (1) share for four (4) shares, and one (1) share for eight (8) shares, respectively.
Issuance of shares for services						27,293
Reverse stock split		1,500,000	666,667	1,500,000	125,000		(0.00188	(0.00156	9,500	35,000		69,000		16,102
Consideration amount (in Dollars)											$ 250,000,000
Issuance of shares							30,000
Purchase price (in Dollars)							$ 204,000	$ 160,050	$ 1,572,186
Reverse stock split shares															491.88
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued							836							36,019
Ordinary shares with par value (in Dollars per share)
Issuance of shares for services						(0.0016)
Reverse stock split										(0.002		(0.004
Professional Party [Member]
Equity [Line Items]
Consulting service term													10 years
Increase in paid-in capital (in Dollars)													$ 812,300
DoubleClick Services Limited [Member]
Equity [Line Items]
Consulting service term												10 years
Increase in paid-in capital (in Dollars)												$ 2,054,556
NewGenIvf Limited [Member]
Equity [Line Items]
Consideration amount (in Dollars)											100,000,000
M&A [Member]
Equity [Line Items]
Consideration amount (in Dollars)											300,000,000
White Lion Purchase Agreement [Member]
Equity [Line Items]
Consideration amount (in Dollars)											$ 500,000,000
K25.ai [Member]
Equity [Line Items]
Valued at per share (in Dollars per share)		$ 296.64														$ 325.44
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued																		0.00006
Reverse stock split		5,208	2,315	5,208	(0.14469				(0.00055
Valued at per share (in Dollars per share)			$ 296.64		$ 2.06
Class A Ordinary Shares [Member] | White Lion [Member]
Equity [Line Items]
Issuance of shares								25,000
Purchase price (in Dollars)										$ 276,850

[1]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in January 2026 of 1 share for every 3 existing shares issued, in March 2026 of 1 share for every 4 existing share issued, in July 2026 of 1 share for every 3 shares issued, in September 2026 of 1 share for every 3 shares issued, on October 12, 2026 of 1 share for every 4 shares issued and on October 23, 2026 of 1 share for every 8 shares issued respectively.